Leases (Details) - Schedule of maturities of operating lease liabilities - Ambulnz, Inc. [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2008
Operating Lease [Member]
Leases (Details) - Schedule of maturities of operating lease liabilities [Line Items]
2021		$ 1,891,942	$ 520,185
2022		1,463,982	1,647,308
2023		1,025,282	1,200,637
2024		616,863	784,919
2025		626,645	796,541
2026 and thereafter		317,618	402,199
Total future minimum lease payments		5,942,332	5,351,789
Less effects of discounting		(683,608)	(578,094)
Present value of future minimum lease payments	$ 4,773,695	5,258,724	4,773,695
Finance Leases [Member]
Leases (Details) - Schedule of maturities of operating lease liabilities [Line Items]
2021		2,268,132	730,383
2022		2,723,654	3,387,233
2023		1,966,206	2,628,443
2024		683,549	1,332,844
2025		590,439	1,379,690
2026 and thereafter			728,305
Total future minimum lease payments		8,231,980	10,186,898
Less effects of discounting		(858,316)	(1,094,426)
Present value of future minimum lease payments	$ 9,092,472	$ 7,373,664	$ 9,092,472